Summary of Significant Accounting Policies - Revenue Recognition (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue from contracts with customer			$ 100
Operating lease, contract term	12 months		12 months
Revenue recognized included in contract liabilities	$ 300	$ 300	$ 500	$ 700
3D Printers
Disaggregation of Revenue [Line Items]
Revenue from contracts with customer	6,313	9,300	$ 16,965	14,589
Shipping
Disaggregation of Revenue [Line Items]
Revenue from contracts with customer	100	100		$ 100
Parts
Disaggregation of Revenue [Line Items]
Revenue from contracts with customer	$ 200	$ 100
Equipment on lease
Disaggregation of Revenue [Line Items]
Useful life	5 years		5 years
Minimum | 3D Printers
Disaggregation of Revenue [Line Items]
Time acceptance test, period			3 months
Maximum | 3D Printers
Disaggregation of Revenue [Line Items]
Time acceptance test, period			6 months